UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Omar J. Paz,

2211 North First Street,

San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2010

Item 1. Reports to Stockholders.

Attached is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/10)	Ending Account Value (12/31/10)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/10 to 12/31/10)
PayPal Money Market Fund
Actual	$1,000.00	$1,000.80	0.22%	$1.11
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.22	1.12

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$488,170,252
Receivables:
Other receivable	96,008

Total Assets	488,266,260

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	46,763
Accrued trustees’ fees	14,446
Accrued expenses	1,097

Total Liabilities	62,306

NET ASSETS	$488,203,954

Net assets consist of:
Paid-in capital	$488,173,367
Undistributed net investment income	1,208
Accumulated net realized gain	29,379

NET ASSETS	$488,203,954

Shares outstanding	488,173,159

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,664,374
Expenses (a)	(352,087)

Net investment income allocated from Master Portfolio	1,312,287

FUND EXPENSES (Note 2)
Management fees	3,772,740
Trustees’ fees	57,982
Compliance fees	23,208
Insurance	12,290

Total fund expenses	3,866,220
Fees and expenses reimbursed by PPAM (Note 2)	(3,118,799)

Total net expenses	747,421

Net investment income	564,866

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO

Net realized gain	44,706

Net gain on investments	44,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$609,572

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $158,307.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2010	For the year ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$564,866	$1,371,347
Net realized gain	44,706	16,669

Net increase in net assets resulting from operations	609,572	1,388,016

Distributions to shareholders:
From net investment income	(564,866)	(1,371,339)

Total distributions to shareholders	(564,866)	(1,371,339)

Capital share transactions (Note 3):
Proceeds from shares sold	4,869,859,950	4,572,195,413
Net asset value of shares issued in reinvestment of dividends and distributions	539,994	2,135,682
Cost of shares redeemed	(4,896,739,967)	(4,747,974,350)

Net decrease in net assets resulting from capital share transactions	(26,340,023)	(173,643,255)

Increase (decrease) in net assets	(26,295,317)	(173,626,578)

NET ASSETS:
Beginning of year	514,499,271	688,125,849

End of year	$488,203,954	$514,499,271

Undistributed net investment income included in net assets at end of year	$1,208	$1,208

SHARES ISSUED AND REDEEMED:
Shares sold	4,869,859,950	4,572,195,413
Shares issued in reinvestment of dividends and distributions	539,994	2,135,682
Shares redeemed	(4,896,739,967)	(4,747,974,350)

Net decrease in shares outstanding	(26,340,023)	(173,643,255)

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2010		Year ended Dec. 31, 2009		Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.03		0.05	0.05
Net realized and unrealized gain (loss)	0.00	(a)	0.00	(a)	(0.00	)(a)	0.00 (a)	0.00 (a)

Total from investment operations	0.00		0.00		0.03		0.05	0.05

Less distributions from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.03)		(0.05)	(0.05)

Total distributions	(0.00)		(0.00)		(0.03)		(0.05)	(0.05)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.12%		0.23%		2.61%		5.10%	4.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$488,204		$514,499		$688,126		$996,105	$836,326
Ratio of expenses to average net assets(b)	0.22%		0.33	%(c)	0.36	%(c)	0.36%	0.33%
Ratio of expenses to average net assets prior to waived fees	0.87%		1.04	%(c)	1.11	%(c)	1.11%	1.11%
Ratio of net investment income to average net assets(b)	0.11%		0.25	%(c)	2.65	%(c)	4.98%	4.81%
Ratio of net investment income (loss) to average net assets prior to waived fees(b)	(0.54)%		(0.47	)%(c)	1.90	%(c)	4.23%	4.03%

(a)	Rounds to less than $0.01 or 0.01%.

(b)	These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.

(c)	These ratios include fees of 0.02% and 0.01% for the years ended December 31, 2009 and December 31, 2008, respectively, related to the U.S. Treasury’s Temporary Guarantee Program.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Accounting Standards Codification 820 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the

Fund’s interest in the net assets of the Master Portfolio (2.44% of total Master Portfolio assets as of December 31, 2010).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolio, which can be found in the Master Portfolio’s Schedule of Investments, and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2010.

As of December 31, 2010, the components of net accumulated earnings on a tax basis consisted of undistributed ordinary income of $30,587 and capital and other losses of $- for net accumulated earnings of $30,587.

The tax character of distributions paid during 2010 and 2009 for the Fund was as follows: ordinary income of $564,866 and $1,371,339, respectively.

As of December 31, 2010, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforwards. The capital loss carryforwards utilized for the year ended December 31, 2010 amounted to $15,327.

Management has reviewed the tax positions as of December 31, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund, except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s compliance program, if any), the Fund’s portion of any joint insurance premiums and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to BlackRock Fund Advisors (“BFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through April 30, 2012, BFA has agreed to reduce its fee to 0.07%. There can be no assurance that BFA will extend the expense limitation beyond such time.

PPAM and BlackRock Institutional Trust Company, N.A. (“BTC”), the parent company of BFA, have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s compliance program, if any) and the Fund’s portion of any joint insurance premiums, to an annual rate of 0.35%. Effective August 4, 2009, the Adviser has voluntarily further reduced its management fee to limit the Fund’s annual operating expenses to less than the 0.35% voluntary expense limitation discussed above to improve the investment yield and total return of the Fund. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $3,118,799 or 0.62% of the Fund’s average daily net assets for the year ended December 31, 2010.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating materials for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2010, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

4. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

PayPal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 24, 2011

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2009 through June 30, 2010. The Fund filed a Form N-PX, for the twelve months ended June 30, 2010, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PayPal Money Market Fund

Management of the Fund (Unaudited)

The management and affairs of the Fund are supervised by the Board of Trustees of the Trust. The Trustees and officers of the Trust, their ages, principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by PayPal they oversee are set forth below. Unless otherwise noted, the address of each Trustee and officer is c/o PayPal, Inc., 2211 North First Street, San Jose, CA 95131. Each officer holds office for his or her lifetime unless that individual resigns, retires or is otherwise removed or replaced.

Disinterested Trustees1

Name (Age)	Position(s) Held with the Trust and Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Kevin T. Hamilton (49)	Trustee and Chairman (since 1999 and 2004, respectively)	Managing Director, First Foundation Advisors (since 2010); President, Rice Hall James & Associates (investment advisor) (2002-2009).	One	None

Richard D. Kernan (65)	Trustee (since 2002) [2]	Chief Financial Officer, Acacia Pacific Holdings, Inc. (private insurance services company) (2003-2007).	One	None

John P. McGonigle (55)	Trustee (since 2008)	Member of Board of Charles Schwab International Holdings (1999-2006); Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (registered broker-dealer) (1989-2006).	One	One (Janus family of mutual funds)

[1]	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

[2]	Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

Principal Officers

Name (Age)	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dana E. Schmidt (48)	President	Since 2010	Chief Compliance Officer, MicroPlace Inc. (since 2007); Lead Integration Manager, Wells Fargo Funds Management, LLC (2004-2005).

Omar J. Paz (40)	Treasurer and Chief Financial Officer	Since 2008	Director, Consumer Products, PayPal, Inc. (since 2010); President and Director, PayPal Asset Management, Inc. (since 2008); Assistant Treasurer and Director of Global Investments, eBay, Inc. and PayPal, Inc. (2007-2010); Principal, Corporate Cash Management Group of Piper Jaffray & Co. (2006-2007); Senior Vice President, Institutional Fixed Income Group of Citigroup Global Markets Inc (2002-2006).

John M. Muller (49)	Secretary and Chief Compliance Officer	Since 2001 and 2009, respectively	General Counsel, PayPal, Inc. (since 2000); Chairman and Director, PayPal Asset Management, Inc. (since 2001); Interim Chief Compliance Officer of the Trust (2006-2009).

Portfolio Information as of December 31, 2010

Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	27%
U.S. Government Sponsored Agency Obligations	26
Commercial Paper	23
Repurchase Agreements	16
U.S. Treasury Obligations	5
Time Deposits	3

Total	100%

Schedule of Investments December 31, 2010

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York, 0.36%, 1/28/11 (b)	$175,000	$175,000,000
Bank of Montreal, Chicago, 0.36%, 11/22/11 (b)	300,000	300,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	260,000	260,000,000
0.40%, 3/04/11	225,000	225,000,000
BNP Paribas S.A., New York, 0.50%, 12/12/11 (b)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York, 0.42%, 1/31/11 (b)	432,000	432,000,000
Credit Agricole Corporate & Investment Bank, New York:
0.32%, 2/14/11	300,000	300,000,000
0.41%, 4/08/11	195,000	195,000,000
Dexia Credit Local, New York, 0.56%, 6/29/11 (b)	157,000	157,000,000
DNB NOR Bank ASA, New York, 0.31%, 3/31/11	11,000	11,000,136
KBC Bank N.V., New York, 0.46%, 2/18/11	350,000	350,000,000
Lloyds TSB Bank Plc, New York:
0.62%, 2/11/11	270,000	270,000,000
1.27%, 5/06/11 (b)	75,000	75,000,000
Mizuho Corporate Bank, New York, 0.28%, 2/02/11	320,000	320,000,000
Rabobank Nederland N.V., New York:
0.27%, 1/10/11 (b)	110,000	110,000,000
0.57%, 1/18/11	185,000	185,000,000
Royal Bank of Canada, New York:
0.26%, 1/21/11 (b)	116,015	116,015,000
0.37%, 10/14/11 (b)	170,000	170,000,000
Royal Bank of Scotland Plc, Connecticut:
0.67%, 2/09/11 (b)	150,000	150,000,000
0.51%, 3/01/11 (b)	125,000	125,000,000
0.49%, 4/19/11	200,000	200,000,000
Societe Generale, New York:
0.39%, 2/03/11 (b)	130,000	130,000,000
0.40%, 2/14/11	200,000	200,000,000
1.49%, 5/05/11 (b)	110,000	110,000,000
Sumitomo Mitsui Banking Corp., New York, 0.28%, 1/21/11	200,000	200,000,000
UniCredit SpA, New York, 0.49%, 2/09/11	390,300	390,300,000

Total Certificates of Deposit—26.8%		5,356,315,136

Commercial Paper
Banco Bilbao Vizcaya Argentaria S.A., London, 0.42%, 1/25/11 (c)(d)	250,000	249,930,000
Bank of Nova Scotia, New York, 0.14%, 1/04/11 (d)	439,000	438,994,878
BNZ International Funding Ltd., 0.34%, 2/01/11 (c)	250,000	250,002,135
BPCE S.A.:
0.30%, 2/03/11 (c)(d)	500,000	499,853,333
0.54%, 3/23/11 (c)(d)	121,000	120,852,985
Ciesco LLC, 0.27%, 2/24/11 (c)(d)	75,000	74,969,625
CRC Funding LLC, 0.26%, 2/17/11 (d)	63,000	62,978,615
Credit Agricole North America Inc., 0.57%, 2/10/11 (d)	270,000	269,829,000
Danske Corp., 0.30%, 2/15/11 (c)(d)	400,000	399,850,000
Deutsche Bank Financial LLC:
0.23%, 1/04/11 (d)	350,000	349,993,292
0.28%, 2/28/11 (d)	393,808	393,630,349
European Investment Bank, 0.40%, 3/24/11 (d)	445,000	444,594,556
ING US Funding LLC, 0.43%, 4/06/11 (d)	250,000	249,716,319
Lloyds TSB Bank Plc, 0.45%, 3/25/11 (d)	55,000	54,942,938
NRW.BANK, 0.39%, 3/15/11 (d)	105,000	104,916,963
Societe Generale North America, Inc., 0.32%, 2/18/11 (d)	146,700	146,637,408
Westpac Securities NZ Ltd.:
0.26%, 2/08/11 (d)	51,000	50,986,003

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

0.37%, 10/03/11	486,000	486,000,000

Total Commercial Paper—23.3%		4,648,678,399

Time Deposits
Natixis, 0.15%, 1/03/11	200,000	200,000,000
Societe Generale, New York, 0.15%, 1/03/11	306,000	306,000,000

Total Time Deposits—2.5%		506,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:
0.18%, 2/14/11 (d)	15,000	14,996,700
0.18%, 2/15/11 (d)	300,000	299,932,500
0.21%, 2/23/11 (d)	248,436	248,361,021
Federal Farm Credit Bank Variable Rate Notes:
0.25%, 5/26/11 (b)	62,225	62,222,487
0.24%, 4/27/12 (b)	144,460	144,430,843
0.38%, 7/13/12 (b)	58,020	58,011,016
0.34%, 10/12/12 (b)	75,000	75,000,000
Federal Home Loan Bank:
0.75%, 1/18/11	35,030	35,035,468
0.40%, 11/28/11	52,930	52,930,000
Federal Home Loan Bank Discount Notes:
0.17%, 2/10/11 (d)	179,750	179,716,047
0.18%, 5/04/11 (d)	85,000	84,947,725
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/06/11 (b)	187,000	186,942,113
Freddie Mac Discount Notes:
0.21%, 2/22/11 (d)	149,200	149,155,820
0.18%, 2/28/11 (d)	63,637	63,618,033
0.20%, 4/18/11 (d)	233,000	232,861,494
0.20%, 4/21/11 (d)	100,000	99,938,889
0.18%, 5/02/11 (d)	437,073	436,805,394
0.18%, 5/09/11 (d)	275,000	274,824,000
0.21%, 5/10/11 (d)	200,000	199,849,500
0.18%, 5/24/11 (d)	75,000	74,944,885
0.21%, 6/07/11 (d)	685,861	685,245,765
0.26%, 6/21/11 (d)	200,000	199,753,000
Freddie Mac Variable Rate Notes:
0.18%, 11/09/11 (b)	606,000	605,632,282
0.19%, 1/13/12 (b)	652,995	652,585,938
0.22%, 2/16/12 (b)	110,000	109,950,083

Total U.S. Government Sponsored Agency Obligations—26.1%		5,227,691,003

U.S. Treasury Obligations(d)
U.S. Treasury Bill:
0.19%, 5/19/11	900,000	899,348,525
0.23%, 6/30/11	125,000	124,859,375

Total U.S. Treasury Obligations—5.1%		1,024,207,900

Repurchase Agreements
Banc of America Securities LLC, 0.25%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $500,010,417, collateralized by non-U.S. government debt securities, 0.00% to 11.25%, 1/5/11 to 2/15/51, par and fair value of $760,263,328 and $523,963,755, respectively)	500,000	500,000,000
Banc of America Securities LLC, 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $228,005,700, collateralized by non-U.S. government debt securities, 0.00%, 4/1/11 to 6/7/11, par and fair value of $232,845,093 and $232,560,000, respectively)	228,000	228,000,000
Banc of America Securities LLC, 0.40%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $122,004,067, collateralized by non-U.S. government debt securities, 0.00% to 5.88%, 8/15/13 to 4/15/49, par and fair value of $179,061,836 and $130,540,000, respectively)	122,000	122,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Banc of America Securities LLC, 0.52%, 2/22/11 (Purchased on 12/31/10 to be repurchased at $250,191,389, collateralized by non-U.S. government debt securities, 0.00% to 7.50%, 1/3/11 to 7/25/34, par and fair value of $432,442,582 and $257,229,934, respectively)	250,000	250,000,000
BNP Paribas Securities Corp., 0.27%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $425,009,563, collateralized by non-U.S. government debt securities, 1.00% to 11.25%, 2/1/11 to 9/15/28, par and fair value of $399,767,653 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.35%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $69,002,013, collateralized by U.S. government obligations, 1.27% to 5.00%, 3/20/36 to 9/25/40, par and fair value of $145,967,927 and $71,070,000, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.56%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $250,011,667, collateralized by non-U.S. government debt securities, 0.00% to 5.81%, 12/20/11 to 9/15/27, par and fair value of $280,591,755 and $276,538,645, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.65%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $190,010,292, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 1/1/11 to 4/1/57, par and fair value of $291,134,878 and $243,451,279, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.75%, 3/3/11 (Purchased on 12/31/10 to be repurchased at $80,103,333, collateralized by U.S. government obligations, 1.22% to 5.50%, 5/15/32 to 6/25/38, par and fair value of $223,601,980 and $82,400,000, respectively)	80,000	80,000,000
Deutsche Bank Securities Inc., 0.28%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $105,002,450, collateralized by U.S. government obligations, 7.00%, 10/1/38, par and fair value of $254,103,148 and $108,150,000, respectively)	105,000	105,000,000
Greenwich Capital Markets, 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $400,010,000, collateralized by non-U.S. government debt securities, 0.00% to 8.50%, 1/18/11 to 6/11/38, par and fair value of $418,796,149 and $440,001,769, respectively)	400,000	400,000,000
HSBC Securities (USA) Inc., 0.23%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $100,001,917, collateralized by non-U.S. government debt securities, 0.00% to 9.25%, 9/20/12 to 12/15/37, par and fair value of $95,037,000 and $102,893,979, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.32%, 1/6/11 (Purchased on 12/31/10 to be repurchased at $50,002,667, collateralized by non-U.S. government debt securities, 5.05% to 6.61%, 6/15/15 to 7/15/20, par and fair value of $47,856,000 and $52,503,562, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.50%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $320,013,333, collateralized by non-U.S. government debt securities, 0.00% to 9.88%, 4/25/11 to 6/1/56, par and fair value of $327,100,500 and $335,454,503, respectively)	320,000	320,000,000
Morgan Stanley & Co. Inc., 0.15%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $75,000,938, collateralized by U.S. Treasury obligations, 3.00% to 3.13%, 9/30/16 to 4/30/17, par and fair value of $73,617,300 and $76,500,093, respectively)	75,000	75,000,000
RBS Securities Inc., 0.50%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $75,003,125, collateralized by non-U.S. government debt securities, 0.52% to 10.40%, 7/15/13 to 1/25/29, par and fair value of $141,610,000 and $82,501,871, respectively)	75,000	75,000,000

Total Repurchase Agreements—16.2%		3,239,000,000

Total Investments (Cost—$ 20,001,892,438*)—100.0%		20,001,892,438
Other Assets in Excess of Liabilities —0.0%		5,664,207
Net Assets —100.0%		$20,007,556,645

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$20,001,892,438	—	$20,001,892,438

[1]	See above Schedule of Investments for values in each security type.

Statement of Assets and Liabilities

December 31, 2010	Money Market Master Portfolio
Assets
Investments at value - unaffiliated[1]	$16,762,892,438
Repurchase agreements - unaffiliated[2]	3,239,000,000
Cash	317,883
Interest receivable	6,596,127

Total assets	20,008,806,448

Liabilities
Investment advisory fees payable	1,228,309
Professional fees payable	12,298
Trustees’ fees payable	9,196

Total liabilities	1,249,803

Net Assets	$20,007,556,645

Net Assets Consist of

Investors’ capital	$20,007,556,645

[1] Investments at cost - unaffiliated	$16,762,892,438
[2] Repurchase agreements at cost - unaffiliated	$3,239,000,000

See Notes to Financial Statements.

Statement of Operations

Year Ended December 31, 2010	Money Market Master Portfolio
Investment Income
Income	$62,443,871

Expenses
Investment advisory	18,895,597
Professional	75,426
Independent Trustees	188,477

Total expenses	19,159,500
Less fees waived by advisor	(5,932,582)

Total expenses after fees waived	13,226,918

Net investment income	49,216,953

Realized Gain

Net realized gain from investments	1,613,682

Net Increase In Net Assets Resulting from Operations	$50,830,635

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Money Market Master Portfolio
	Year Ended December 31, 2010	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:

Operations
Net investment income	$49,216,953	$117,041,788
Net realized gain	1,613,682	780,894

Net increase in net assets resulting from operations	50,830,635	117,822,682

Capital Transactions
Proceeds from contributions	62,142,807,899	130,222,744,339
Value of withdrawals	(63,320,829,417)	(131,694,780,219)

Net decrease in net assets derived from capital transactions	(1,178,021,518)	(1,472,035,880)

Net Assets
Total decrease in net assets	(1,127,190,883)	(1,354,213,198)
Beginning of year	21,134,747,528	22,488,960,726

End of year	$20,007,556,645	$21,134,747,528

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	Money Market Master Portfolio
	Year Ended December 31,
	2010	2009	2008		2007	2006
Total Investment Return
Total investment return	0.27%	0.48%	2.90	% [1]	5.40%	5.13%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%		0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%		0.07%	0.08%

Net investment income	0.26%	0.48%	2.88%		5.23%	4.99%

Supplemental Data
Net assets, end of year (000)	$20,007,557	$21,134,748	$22,488,961		$31,492,404	$6,924,965

[1]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

See Notes to Financial Statements.

Notes to Financial Statements	Money Market Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: Money Market Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Money Market Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Fund Advisors (“BFA” or the “Manager”), the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30, 2012. After giving effect to such contractual agreement, the advisory fee of 0.10% will be waived to 0.07%. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolio to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2010, the amount included in fees waived by advisor in the Statement of Operations is $5,668,679.

The fees and expenses of the trustees of MIP who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts waived are included in fees waived by advisor in the Statement of Operations. For the year ended December 31, 2010, such waiver amounted to $263,903.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

BTC has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of December 31, 2010, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Master Portfolio (the “Master Portfolio”), at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust/ MIP	Length of Time Served as a Trustee [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“ Portfolios”) Overseen	Public Directorships
Non-Interested Trustees [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since	36 RICs consisting of 95 Portfolios	None

2005; Director, Indotronix International (IT services) from 2004 to 2008.

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows the Trustees as joining the Trust’s/MIP’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with the Trust/ MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers [4]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro[5] 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and principal thereof from 2004 to 2008.

[4]	Officers of the Trust/MIP serve at the pleasure of the Board.

[5]	Ira P. Shapiro served as Vice President and Chief Legal Officer of the Trust/MIP from 2007 to 2009.

Further information about the Trust/MIP Officers and Trustees is available in the Trust/MIP Statement of Additional Information, which can be obtained without charge by calling (877) 244-1544.

Effective September 24,2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 16, 2010, Ira Shapiro became Secretary of the Trust.

Investment Advisor	Custodian	Transfer Agent	Accounting Agent	Distributor	Independent Registered
BlackRock Fund Advisors	State Street	State Street	State Street	SEI Investments	Public Accounting Firm
San Francisco, CA 94105	Bank and Trust	Bank and Trust	Bank and Trust	Distribution Co.	PricewaterhouseCoopers LLP
	Company	Company	Company	Oaks, PA 19456	New York, NY 10017
	Boston, MA 02101	Boston, MA 02101	Boston, MA 02101

				Legal Counsel	Address of the Funds
				Sidley Austin LLP New York, NY	c/o the Distributor One Freedom Valley Drive
				10019	Oaks, PA 19456

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer, or persons performing similar functions. The registrant has not made any substantive amendments to any provisions its code of ethics during the period covered by this report, nor were there any waivers granted from any provision of the code of ethics. A copy of the registrant’s code of ethics is filed with this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that its one audit committee financial expert, Richard D. Kernan, is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2010
Audit fees	$15,507	$15,507
Audit related fees
Tax fees	4,857	4,857
All other fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services performed for the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not the adviser to the master portfolio) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and its affiliates is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

None-audit related fees	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2010
Registrant	$0	$0
Registrant’s investment adviser and its affiliates

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and the Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certification letters are attached as Exhibit 99.CERT hereto.

(b) Section 906 Certifications are attached as Exhibit 99.906.CERT hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ Dana E. Schmidt
Dana E. Schmidt, President and
Principal Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dana E. Schmidt
Dana E. Schmidt, President and
Principal Executive Officer

Date:	February 24, 2011

By:	/s/ Omar J. Paz
Omar J. Paz, Treasurer and Chief Financial Officer

Date:	February 24, 2011